UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22039


                        First Trust Specialty Finance and
                          Financial Opportunities Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: November 30
                                               -----------


             Date of reporting period: July 1, 2009 - June 30, 2010
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
GSC Investment Corp.         8-Jul-09            362493-108                                      GNV

VOTE                         FOR / AGAINST       PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             MANAGEMENT                                                          SECURITY HOLDER
Echo Voted -- For                For             1) Elect Richard Hayden (Chairman) as director   Issuer
                                                 for a term ending 2012
Echo Voted -- For                For             2) Ratify the selection of Ernst & Young LLP     Issuer
                                                 as the independent registered public
                                                 accounting firm.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Apollo Investment Corporation5-Aug-09            03761U-106                                      AINV

VOTE                         FOR / AGAINST       PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             MANAGEMENT                                                          SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Ashok Bakhru as director for a term   Issuer
                                                 ending 2012
Echo Voted -- For                For             1.2) Elect John Hannan (Chairman) as director
                                                 for a term ending 2012
Echo Voted -- For                For             1.3) Elect James Zelter (CEO) as director for
                                                 a term ending 2012
Echo Voted -- For                For             2) Ratify the selection of                       Issuer
                                                 PricewaterhouseCoopers LLP as the independent
                                                 registered public accounting firm for the
                                                 fiscal year 2009.
Echo Voted -- For                For             3) Authorize flexibility for the company to      Issuer
                                                 allow the board of directors to approve
                                                 selling shares of its common stock (during the
                                                 next 12 months) at prices below the company's
                                                 then-current NAV per share.
Echo Voted -- For                For             4) Authorize the company to sell or otherwise    Issuer
                                                 issue warrants or securities to subscribe for
                                                 or convertible into shares of the company's
                                                 common stock


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Gladstone Investment         13-Aug-09           376546-107                                      GAIN
Corporation

VOTE                         FOR / AGAINST       PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             MANAGEMENT                                                          SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Maurice Coulon as director for a      Issuer
                                                 term ending 2012
Echo Voted -- For                For             1.2) Elect Terry Lee Brubaker (Vice Chairman,    Issuer
                                                 COO & Secretary) as director for a term ending
                                                 2012
Echo Voted -- For                For             1.3) Elect David Dullum (President) as           Issuer
                                                 director for a term ending 2012
Echo Voted -- For                For             2) Authorize the company to sell shares of its   Issuer
                                                 common stock common stock, through the one
                                                 year anniversary of the 2009 Annual Meeting,
                                                 at a price below the then-current net asset
                                                 value (NAV) per share
Echo Voted -- For                For             3) Ratify the selection of                       Issuer
                                                 PricewaterhouseCoopers LLP as the independent
                                                 registered public accounting firm for the
                                                 fiscal year 2009.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
PennantPark Investment       25-Aug-09           708062-104                                      PNNT
Corporation

VOTE                         FOR / AGAINST       PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             MANAGEMENT                                                          SECURITY HOLDER
Echo Voted -- For                For             1) Authorize flexibility for the company to      Issuer
                                                 allow the board of directors to approve
                                                 selling shares of its common stock (during the
                                                 next 12 months) at prices below the company's
                                                 then-current NAV per share.
Echo Voted -- For                For             2) Authorize the company to sell or otherwise    Issuer
                                                 issue warrants or securities to subscribe for
                                                 or convertible into shares of the company's
                                                 common stock
Echo Voted -- Against            For             3) To transact such other business as may        Issuer
                                                 properly come before the meeting.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Patriot Capital Funding, Inc.18-Nov-09           70335Y-104                                      PCAP

VOTE                         FOR / AGAINST       PROPOSALS AT SPECIAL MEETING OF SHAREHOLDERS    PROPOSED BY ISSUER OR
                             MANAGEMENT                                                          SECURITY HOLDER
Echo Voted -- For                For             1) Adopt the Agreement and Plan of Merger,       Issuer
                                                 dated August 3, 2009, by & between Patriot &
                                                 Prospect Capital Corporation, as such merger
                                                 agreement may be amended from time to time.
Echo Voted -- For                For             2) Approve the adjournment of the special        Issuer
                                                 meeting, if necessary or appropriate, to
                                                 solicit additional proxies in the event there
                                                 are not sufficient votes at the time of the
                                                 special meeting to adopt the forgoing proposal.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Financial Federal            8-Dec-09            317492-106                                      FIF

VOTE                         FOR / AGAINST       PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS    PROPOSED BY ISSUER OR
                             MANAGEMENT          [POSTPONED IN LIGHT OF AGREEMENT TO PROPOSED    SECURITY HOLDER
                                                 ACQUISITION FROM PEOPLE'S UNITED FINANCIAL]
Echo Voted -- For                For             1.1) Elect Lawrence Fisher as director           Issuer
Echo Voted -- For                For             1.2) Elect Michael Palitz (ex-CFO) as director   Issuer
Echo Voted -- For                For             1.3)  Elect Paul Sinsheimer (Chairman & CEO)     Issuer
                                                 as director
Echo Voted -- For                For             1.4)  Elect Leopold Swergold as director         Issuer
Echo Voted -- For                For             1.5)  Elect H.E. Timanus, Jr. as director        Issuer
Echo Voted -- For                For             1.6)  Elect Michael Zimmerman as director        Issuer
Echo Voted -- For                For             2) Ratify the selection of KPMG LLP as the       Issuer
                                                 independent registered public accounting firm


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Prospect Capital Corporation 11-Dec-09           74348T-102                                      PSEC

VOTE                         FOR / AGAINST       PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             MANAGEMENT                                                          SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Andrew Cooper as director for term    Issuer
                                                 ending 2012
Echo Voted -- For                For             1.2) Elect M. Grier Eliasek (President & COO)    Issuer
                                                 as director for term ending 2012
Echo Voted -- For                For             2) Authorize the Company, with approval of its   Issuer
                                                 Board of Directors, to sell shares of its
                                                 common stock at a price or prices below the
                                                 Company's then-current net asset value (NAV)
                                                 per share in one or more offerings.

Page 1


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Berkshire Hathaway           20-Jan-10           084670-108                                      BRKA

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT SPECIAL MEETING OF SHAREHOLDERS   PROPOSED BY ISSUER OR
                             AGAINST             (ALL ECHO VOTED)                                SECURITY HOLDER
For                              For             1) Approve 50-for-1 stock split of Class B       Issuer
                                                 common stock while maintaining current
                                                 economic & voting relationship the
                                                 corporation's Class B common stock & Class A
                                                 common stock.
For                              For             2) Approve an amendment to clarify that Class    Issuer
                                                 B common stock may be split in the proposed 50-
                                                 for-1 split without splitting the Class A
                                                 common stock.
For                              For             3) Approve an amendment to change the par        Issuer
                                                 value of each share of Class B common stock in
                                                 connection with the proposed 50-for-1 split,
                                                 to $0.0033 from the current par value of
                                                 $0.1667 per share of Class B common stock.
For                              For             4) Approve an amendment to increase the number   Issuer
                                                 of shares of Class B common stock & the total
                                                 number of shares of all classes of stock that
                                                 the corporation is authorized to issue.
For                              For             5) Approve an amendment to remove the            Issuer
                                                 requirement to issue physical stock
                                                 certificates for shares.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
PennantPark Investment       2-Feb-10            708062-104                                      PNNT
Corporation

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1) Elect Arthur Penn (Chairman & CEO) for a      Issuer
                                                 term as director until 2013
Echo Voted -- For                For             2) Ratify the selection of KPMG LLP as the       Issuer
                                                 independent registered public accounting firm.
Echo Voted -- For                For             3) Authorize flexibility for the company to      Issuer
                                                 allow the board of directors to approve
                                                 selling shares of its common stock (during the
                                                 next 12 months) at prices below the company's
                                                 then-current NAV per share.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
BlackRock Kelso              8-Feb-10            092533-108                                      BKCC

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT SPECIAL MEETING OF SHAREHOLDERS    PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1) Authorize flexibility for the company to      Issuer
                                                 allow the board of directors to approve
                                                 selling shares of its common stock in one or
                                                 more offerings at prices below the company's
                                                 then-current NAV per share.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Financial Federal            16-Feb-10           460277-106                                      FIF

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT SPECIAL MEETING OF SHAREHOLDERS    PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1) Approve the agreement & plan of merger,       Issuer
                                                 dated as of November 22, 2009 by & between
                                                 People's United Financial, Inc. & Financial
                                                 Federal Corporation
Echo Voted -- For                For             2) Adjourn the special meeting to a later date   Issuer
                                                 or dates, if necessary, to permit further
                                                 solicitation of proxies in the event there are
                                                 not sufficient votes at the time of the
                                                 special meeting, or at any adjournment of that
                                                 meeting, to approve the merger agreement.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Gladstone Capital            18-Feb-10           376535-100                                      GLAD

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Paul Aldelgren for a term as          Issuer
                                                 director until 2013
Echo Voted -- For                For             1.2) Elect John Outland for a term as director   Issuer
                                                 until 2013
Echo Voted -- For                For             1.3) Elect David Gladstone (founder, Chairman    Issuer
                                                 & CEO) for a term as director until 2013
Echo Voted -- For                For             2) Authorize the company to issue & sell         Issuer
                                                 shares of its common stock at a price below
                                                 the company's then-current NAV per share.
Echo Voted -- For                For             3) Ratify the selection of                       Issuer
                                                 PricewaterhouseCoopers LLP as the independent
                                                 registered public accounting firm.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Allied Capital               26-Mar-10           01903Q-108                                      ALD

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT SPECIAL MEETING OF SHAREHOLDERS    PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1) Approve the merger of ARCC Odyssey Corp., a   Issuer
                                                 wholly-owned subsidiary of Ares Capital, with
                                                 & into Allied Capital & to approve the
                                                 agreement & plan of merger, as such agreement
                                                 may be amended from time to time, dated as of
                                                 October 26, 2009, among Allied Capital, Ares
                                                 Capital & ARCC Odyssey.
Echo Voted -- For                For             2) Approve the adjournment of the special        Issuer
                                                 meeting, if necessary or appropriate, to
                                                 solicit additional proxies in the event there
                                                 are not sufficient votes at the time of the
                                                 special meeting to approve the forgoing
                                                 proposal.


Page 2


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Ares Capital                 26-Mar-10           04010L-103                                      ARCC

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT SPECIAL MEETING OF SHAREHOLDERS    PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1) Approve the issuance of Ares common stock     Issuer
                                                 pursuant to the agreement & plan of merger (as
                                                 amended from time to time), dated October 26,
                                                 2009, among Ares Capital & ARCC Odyssey (a
                                                 wholly-owned subsidiary of Ares Capital)
Echo Voted -- For                For             2) Approve the adjournment of the special        Issuer
                                                 meeting, if necessary or appropriate, to
                                                 solicit additional proxies in the event there
                                                 are not sufficient votes at the time of the
                                                 special meeting to approve the forgoing
                                                 proposal.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Northwest Bancshares, Inc.   21-Apr-10           667340-103                                      NWBI

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Robert Ferrier as director for term   Issuer
                                                 ending 2013
Echo Voted -- For                For             1.2) Elect Richard McDowell as director for      Issuer
                                                 term ending 2013
Echo Voted -- For                For             1.3) Elect Joseph Long as director for term      Issuer
                                                 ending 2013
Echo Voted -- For                For             1.4) Elect John Meegan as director for term      Issuer
                                                 ending 2013
Echo Voted -- For                For             2) Ratify the selection of KPMG LLP as the       Issuer
                                                 independent registered public accounting firm.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
MVC Capital, Inc.            27-Apr-10           553829-102                                      MVC

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Emilio Dominianni as director         Issuer
Echo Voted -- For                For             1.2) Elect Gerald Hellerman as director          Issuer
Echo Voted -- For                For             1.3) Elect Robert Knapp as director              Issuer
Echo Voted -- For                For             1.4) Elect Warren Holtsberg (insider) as         Issuer
                                                 director
Echo Voted -- For                For             1.5) Elect William Taylor as director            Issuer
Echo Voted -- For                For             1.6) Elect Michael Tokarz (insider) as director  Issuer
Echo Voted -- For                For             2) Ratify the selection of Ernst & Young LLP     Issuer
                                                 as the independent registered public
                                                 accounting firm.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Hatteras Financial           5-May-10            41902R-103                                      HTS

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Michael Hough (Chairman & CEO) as     Issuer
                                                 director
Echo Voted -- For                For             1.2) Elect Benjamin Hough (President & COO) as   Issuer
                                                 director
Echo Voted -- For                For             1.3) Elect David Berson as director              Issuer
Echo Voted -- For                For             1.4) Elect Ira Kawaller as director              Issuer
Echo Voted -- For                For             1.5) Elect Jeffrey Miller as director            Issuer
Echo Voted -- For                For             1.6) Elect Thomas Wren as director               Issuer
Echo Voted -- For                For             2) Ratify the selection of Ernst & Young LLP     Issuer
                                                 as the independent registered public
                                                 accounting firm.
Echo Voted -- For                For             3) Approve 2010 Equity Incentive Plan            Issuer


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Hatteras Financial           5-May-10            41902R-202                                      HTFLL

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Michael Hough (Chairman & CEO) as     Issuer
                                                 director
Echo Voted -- For                For             1.2) Elect Benjamin Hough (President & COO) as   Issuer
                                                 director
Echo Voted -- For                For             1.3) Elect David Berson as director              Issuer
Echo Voted -- For                For             1.4) Elect Ira Kawaller as director              Issuer
Echo Voted -- For                For             1.5) Elect Jeffrey Miller as director            Issuer
Echo Voted -- For                For             1.6) Elect Thomas Wren as director               Issuer
Echo Voted -- For                For             2) Ratify the selection of Ernst & Young LLP     Issuer
                                                 as the independent registered public
                                                 accounting firm.
Echo Voted -- For                For             3) Approve 2010 Equity Incentive Plan            Issuer


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
People's United Financial    6-May-10            712704-105                                      PBCT

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
For                              For             1.1) Elect John Dwight as director for a term    Issuer
                                                 ending 2013
For                              For             1.2) Elect Janet Hansen as director for a term   Issuer
                                                 ending 2013
For                              For             1.3) Elect Mark Richards as director for a       Issuer
                                                 term ending 2013
For                              For             2) Ratify the selection of KPMG LLP as the       Issuer
                                                 independent registered public accounting firm.
For                          Against             3) Amend the company's articles of              Shareholder
                                                 incorporation &/or bylaws to provide that
                                                 director nominees shall be elected by the
                                                 affirmative vote of the majority of votes cast
                                                 at an annual meeting of shareholders, with a
                                                 plurality vote standand retained for contested
                                                 director elections, that is, when the number
                                                 of director nominees exceeds the number of
                                                 board seats.

Page 3


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Cypress Shapridge Investments7-May-10            23281A-307                                      CYS

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Kevin Grant (Chairman & CEO) as       Issuer
                                                 director
Echo Voted -- For                For             1.2) Elect Douglas Crocker II as director        Issuer
Echo Voted -- For                For             1.3) Elect Jeffrey Hughes (Vice-Chairman of      Issuer
                                                 Cypress) as director
Echo Voted -- For                For             1.4) Elect Stephen Jonas as director             Issuer
Echo Voted -- For                For             1.5) Elect Raymond Redlingshafer Jr. as director Issuer
Echo Voted -- For                For             1.6) Elect David Tyson as director               Issuer
Echo Voted -- For                For             1.7) Elect John Nathman as director              Issuer
Echo Voted -- For                For             2) Ratify the selection of Deloitte & Touche     Issuer
                                                 LLP as independent registered public
                                                 accounting firm


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
NGP Capital Resources        12-May-10           62912R-107                                      NGPC

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Kenneth Hersh (Chairman) as           Issuer
                                                 director for a term ending 2013
Echo Voted -- For                For             1.2) Elect James Latimer III as director for a   Issuer
                                                 term ending 2013
Echo Voted -- For                For             2) Ratify the selection of PwC                   Issuer
                                                 (PricewaterhouseCoopers LLP) as the
                                                 independent registered public accounting firm.
Echo Voted -- For                For             3) Adjourn the annual meeting, if necessary,     Issuer
                                                 to solicit additional proxies if #1 & #2 are
                                                 not approved


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
W.R. Berkley                 18-May-10           084423-102                                      WRB

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect W. Robert Berkley, Jr. (President &   Issuer
                                                 COO) as director for a term ending 2013
Echo Voted -- For                For             1.2) Elect Ronald Blaylock as director for a     Issuer
                                                 term ending 2013
Echo Voted -- For                For             1.3) Elect Mark Brockbank as director for a      Issuer
                                                 term ending 2013
Echo Voted -- For                For             1.4) Elect Mary Farrell as director for a term   Issuer
                                                 ending 2013
Echo Voted -- For                For             2) Ratify the selection of KPMG LLP as the       Issuer
                                                 independent registered public accounting firm.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
MFA Financial                20-May-10           55272X-102                                      MFA

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Stewart Zimmerman (Chairman & CEO)    Issuer
                                                 as director for a term ending 2013
Echo Voted -- For                For             1.2) Elect Joseph Brodsky as director for a      Issuer
                                                 term ending 2013
Echo Voted -- For                For             1.3) Elect Alan Gosule as director for a term    Issuer
                                                 ending 2013
Echo Voted -- For                For             2) Amend & restate the company's Amended &       Issuer
                                                 Restated 2004 Equity Compensation Plan by
                                                 replacing it with the 2010 Equity Compensation
                                                 Plan to, among other things, increase the
                                                 number of shares available for grant under the
                                                 plan
Echo Voted -- For                For             3) Ratify the selection of Ernst & Young LLP     Issuer
                                                 as the independent registered public
                                                 accounting firm.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
NorthStar Realty Finance     21-May-10           66704R-100                                      NRF
Corp.

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect C. Preston Butcher as director        Issuer
Echo Voted -- For                For             1.2) Elect Stephen Cummings as director          Issuer
Echo Voted -- For                For             1.3) Elect David Hamamoto (Chairman & CEO) as    Issuer
                                                 director
Echo Voted -- For                For             1.4) Elect Judith Hannaway as director           Issuer
Echo Voted -- For                For             1.5) Elect Wesley Minami as director             Issuer
Echo Voted -- For                For             1.6) Elect Louis Paglia as director              Issuer
Echo Voted -- For                For             2) Ratify the selection of Grant Thornton LLP    Issuer
                                                 as independent registered public accounting firm


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Compass Diversified Holdings 26-May-10           20451Q-104                                      CODI

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Harold Edwards as director for a      Issuer
                                                 term ending 2013
Echo Voted -- For                For             1.2) Elect Mark Lazarus as director for a term   Issuer
                                                 ending 2013
Echo Voted -- For                For             2) Ratify the selection of Grant Thornton LLP    Issuer
                                                 as independent registered public accounting firm


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
MCG Capital Corporation      26-May-10           58047P-107                                      MCGC

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
unvoted                          For             1.1) Elect Steven Tunney (CEO) as director for   Issuer
                                                 a term ending 2013
unvoted                          For             1.2) Elect Kim Kelly as director for a term      Issuer
                                                 ending 2013
unvoted                          For             2) Ratify the selection of Ernst & Young LLP     Issuer
                                                 as the independent registered public
                                                 accounting firm.
unvoted                          For             3) Authorize the company to sell up to 15% of    Issuer
                                                 its outstanding common stock at a price below
                                                 its then current net asset value per share
unvoted                          For             4) Authorize the company to issue securities     Issuer
                                                 to subscribe to, convert to, or purchase
                                                 shares in one of rmore offerings up to an
                                                 aggregate of 10m shares
unvoted                          For             5) Amend the company's Second Amended &          Issuer
                                                 Restated 2006 Employee Restricted Stock Plan
                                                 to increase the maximum aggregate number of
                                                 shares available for issuance thereunder from
                                                 3.5m to 6.05m shares
unvoted                          For             6) Amend the company's Second Amended &          Issuer
                                                 Restated 2006 Non-Employee Director Restricted
                                                 Stock Plan to increase the maximum aggregate
                                                 number of shares available for issuance
                                                 thereunder from 100,000 to 150,000 shares

Page 4


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Annaly Capital Management,   27-May-10           035710-409                                      NLY
Inc.

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Kevin Brady as director for a term    Issuer
                                                 ending 2013
Echo Voted -- For                For             1.2) Elect E. Wayne Nordberg as director for a   Issuer
                                                 term ending 2013
Echo Voted -- For                For             2) Approve the 2010 Equity Incentive Plan        Issuer
Echo Voted -- For                For             3) Ratify the selection of Deloitte & Touche     Issuer
                                                 LLP as independent registered public
                                                 accounting firm


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Fidelity National Financial  27-May-10           31620R-105                                      FNF

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Daniel "Ron" Lane as director for a   Issuer
                                                 term ending 2013
Echo Voted -- For                For             1.2) Elect William Lyon as director for a term   Issuer
                                                 ending 2013
Echo Voted -- For                For             1.3) Elect Richard Massey as director for a      Issuer
                                                 term ending 2013
Echo Voted -- For                For             1.4) Elect Cary Thompson as director for a       Issuer
                                                 term ending 2013
Echo Voted -- For                For             2) Ratify the selection of KPMG LLP as the       Issuer
                                                 independent registered public accounting firm.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Solar Capital Ltd.           3-Jun-10            83413U-100                                      SLRC

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect David Wachter as director for a       Issuer
                                                 term ending 2013
Echo Voted -- For                For             2) Ratify the selection of KPMG LLP as the       Issuer
                                                 independent registered public accounting firm.


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Ares Capital Corporation     7-Jun-10            04010L-103                                      ARCC

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Frank O'Bryan as director for a       Issuer
                                                 term ending 2013
Echo Voted -- For                For             1.2) Elect Antony Ressler (Officer) as           Issuer
                                                 director for a term ending 2013
Echo Voted -- For                For             1.3) Elect Eric Siegel as director for a term    Issuer
                                                 ending 2013
Echo Voted -- For                For             2) Ratify the selection of KPMG LLP as the       Issuer
                                                 independent registered public accounting firm.
Echo Voted -- For                For             3) Authorize the company to sell or otherwise    Issuer
                                                 issue shares of common stock at a price below
                                                 its then current net asset value per share
                                                 subject to certain limintations (including
                                                 that the number of shares issued do not exceed
                                                 25% of its then outstanding common stock


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
BlackRock Kelso Capital      7-Jun-10            092533-108                                      BKCC
Corporation

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect James Maher (Chairman & CEO) as       Issuer
                                                 director for a term ending 2013
Echo Voted -- For                For             1.2) Elect Maureen Usifer as director for a      Issuer
                                                 term ending 2013
Echo Voted -- For                For             2) Amend the company's certificate of            Issuer
                                                 incorporation  to increase the number of
                                                 common shares authorized from 100m to 200m
Echo Voted -- For                For             3) Ratify the selection of Deloitte & Touche     Issuer
                                                 LLP as independent registered public
                                                 accounting firm


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Hercules Technology Growth   9-Jun-10            427096-508                                      HTGC
Capital, Inc.

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1) Elect Manuel A. Henriquez (Chairman & CEO)    Issuer
                                                 as director for a term ending 2013
Echo Voted -- For                For             2) Ratify the selection of Ernst & Young LLP     Issuer
                                                 as the independent registered public
                                                 accounting firm.
Echo Voted -- For                For             3) Authorize the Company to sell or otherwise    Issuer
                                                 issue up to 20% of the Company's outstanding
                                                 common stock at a price below the Company's
                                                 then current net asset value per share
Echo Voted -- For                For             4) Authorize the Company to offer and issue      Issuer
                                                 debt with warrants or debt convertible into
                                                 shares of its common stock at an exercise or
                                                 conversion price that, at the time such
                                                 warrants or convertible debt are issued, will
                                                 not be less than the fair market value per
                                                 share but may be below the Company's then
                                                 current NAV


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Main Street Capital          10-Jun-10           56035L-104                                      MAIN
Corporation

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
unvoted -- Echo Vote             For             1) Elect as directors the nominees 1) Michael    Issuer
requested, but not                               Appling Jr., 2) Joseph Canon, 3) Arthur
implemented                                      French, 4) William Gutermuth, 5) Vincent
                                                 Foster, & 6) Todd Reppert
unvoted -- Echo Vote             For             2) Authorize the company to sell shares of its   Issuer
requested, but not                               common stock during the next 12 months at a
implemented                                      price below the then-current net asset value
                                                 (NAV) per share
unvoted -- Echo Vote             For             3) Ratify the selection of Grant Thornton LLP    Issuer
requested, but not                               as independent registered public accounting firm
implemented

Page 5


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
Medallion Financial Corp.    11-Jun-10           583928-106                                      TAXI

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1.1) Elect Mario Cuomo as director for a term    Issuer
                                                 ending 2013
Echo Voted -- For                For             1.2) Elect Andrew Murstein (President) as        Issuer
                                                 director for a term ending 2013
Echo Voted -- For                For             1.3) Elect Lowell Weicker Jr. as director for    Issuer
                                                 a term ending 2013
Echo Voted -- For                For             2) Ratify the selection of Weiser LLP as the     Issuer
                                                 independent registered public accounting firm.
Echo Voted -- For                For             3) Approve the overall executive pay-for-        Issuer
                                                 performance compensation policies & procedures
                                                 employed by the company
Echo Voted -- For                For             4) Approve the 2009 Employee Restricted Stock    Issuer
                                                 Plan


COMPANY NAME                 MEETING DATE        CUSIP                                           TICKER
TICC Capital Corp.           16-Jun-10           87244T-109                                      TICC

VOTE                         MANAGEMENT  FOR /   PROPOSALS AT ANNUAL MEETING OF SHAREHOLDERS     PROPOSED BY ISSUER OR
                             AGAINST                                                             SECURITY HOLDER
Echo Voted -- For                For             1) Elect Tonia Pankopf as director               Issuer
Echo Voted -- For                For             2) Ratify the selection of PwC                   Issuer
                                                 (PricewaterhouseCoopers LLP) as the
                                                 independent registered public accounting firm.
Echo Voted -- For                For             3) Authorize the company to issue securities     Issuer
                                                 to subscribe to, convert to, or purchase
                                                 shares of its common stock in one or more
                                                 offerings.
Echo Voted -- Against        Against             4) Terminate the investment advisory agreement   Issuer
                                                 by & between TICC Capital Corp. & its
                                                 investment adviser, TICC Management, LLC,
                                                 effective as soon as is legally permissible
                                                 thereunder.
Echo Voted -- Against            For             5) Vote upon such other business as may          Issuer
                                                 properly come before the meeting or any
                                                 postponement or adjournment thereof.

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST SPECIALTY FINANCE
                           AND FINANCIAL OPPORTUNITIES FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 31, 2010
                           -------------------------

* Print the name and title of each signing officer under his or her signature.